WYNSTONE FUND, L.L.C.

                  FINANCIAL STATEMENTS

                  WITH REPORT OF INDEPENDENT AUDITORS
                  FOR THE YEAR ENDED
                  DECEMBER 31, 2000

                              WYNSTONE FUND, L.L.C.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 2000





                                    CONTENTS




        Report of Independent Auditors....................................   1
        Statement of Assets, Liabilities and Members' Capital.............   2
        Statement of Operations...........................................   3
        Statement of Changes in Members' Capital - Net Assets.............   4
        Notes to Financial Statements.....................................   5
        Schedule of Portfolio Investments.................................  13
        Schedule of Securities Sold, Not Yet Purchased....................  16
        Schedule of Written Options.......................................  17

                         Report of Independent Auditors

To the Members of
   Wynstone Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Wynstone Fund, L.L.C. (the "Company"), including the schedules of portfolio investments, securities sold, not yet purchased and written options as of December 31, 2000, and the related statement of operations for the year then ended, and the statement of changes in members' capital--net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments in securities as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Wynstone Fund, L.L.C. at December 31, 2000, the results of its operations for the year then ended, and the changes in its members' capital--net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                     /S/Ernst & Young LLP

February 15, 2001

WYNSTONE FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

ASSETS

Cash and cash equivalents                                             $ 7,183
Investments in securities, at market (cost - $9,447)                   13,085
Due from broker                                                           555
Dividends receivable                                                       11
Interest receivable                                                        33
                                                                      -------

       TOTAL ASSETS                                                    20,867
                                                                      -------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $97)             95
Outstanding options written, at value (premiums - $541)                 1,007
Administration fees payable                                                15
Withdrawals payable                                                     1,791
Accrued expenses                                                          100
                                                                      -------

       TOTAL LIABILITIES                                                3,008
                                                                      -------

             NET ASSETS                                               $17,859
                                                                      =======

MEMBERS' CAPITAL

Represented by:
Capital contributions                                                 $18,230
Capital withdrawals                                                    (4,352)
Accumulated net investment loss                                          (388)
Accumulated net realized gain on investments                            1,195
Accumulated net unrealized appreciation on investments                  3,174
                                                                      -------

       MEMBERS' CAPITAL - NET ASSETS                                  $17,859
                                                                      =======

The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                   YEAR ENDED
                                                               DECEMBER 31, 2000

INVESTMENT INCOME
    Interest                                                          $   92
    Dividends                                                            291
                                                                      ------
                                                                         383
                                                                      ------
EXPENSES
    OPERATING EXPENSES:
       Professional fees                                                 156
       Administration fees                                               148
       Custodian fees                                                     48
       Accounting and investor services fees                              40
       Board of Managers' fees and expenses                               28
       Insurance expense                                                  21
       Miscellaneous                                                      18
                                                                      ------
          TOTAL OPERATING EXPENSES                                       459

       Dividends on securities sold, not yet purchased                     1
                                                                      ------
       TOTAL EXPENSES                                                    460
                                                                      ------

       NET INVESTMENT LOSS                                               (77)
                                                                      ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                             778
       Purchased options                                                  (6)
       Written options                                                   396
       Securities sold, not yet purchased                                 22
                                                                      ------

    NET REALIZED GAIN ON INVESTMENTS                                   1,190
                                                                      ------

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS               3,587
                                                                      ------

          NET REALIZED AND UNREALIZED GAIN                             4,777
                                                                      ------

          INCREASE IN MEMBERS' CAPITAL DERIVED FROM
                INVESTMENT ACTIVITIES                                 $4,700
                                                                      ======

The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                 YEAR ENDED       YEAR ENDED
                                            DECEMBER 31, 2000  DECEMBER 31, 1999
FROM INVESTMENT ACTIVITIES

    Net investment loss                           $   (77)         $  (239)
    Net realized gain on investments                1,190               --
    Net change in unrealized appreciation
        on investments                              3,587             (553)
                                                  -------          -------

       INCREASE (DECREASE) IN MEMBERS' CAPITAL
           DERIVED FROM INVESTMENT ACTIVITIES       4,700             (792)

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                           3,805            3,750
    Capital withdrawals                            (3,008)          (1,344)
                                                  -------          -------

       INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS         797            2,406

       MEMBERS' CAPITAL AT BEGINNING OF YEAR       12,362           10,748
                                                  -------          -------

       MEMBERS' CAPITAL AT END OF YEAR            $17,859          $12,362
                                                  =======          =======

The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Wynstone Fund, L.L.C. (the "Company") was organized as Wynstone Partners, L.P. (the "Partnership") under the Delaware Revised Uniform Limited Partnership Act on August 13, 1998. Effective July 1, 1999 the Limited Partners of record as of May 12, 1999 elected to approve the conversion of the Partnership to a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of July 1, 1999.

         The Company's investment objective is to achieve capital appreciation. The Company pursues this objective by investing principally in equity securities of U.S. companies engaged in the financial services industry, but it may also invest up to 25% of the value of its total assets in the securities of foreign issuers, including depository receipts relating to foreign securities. Except during periods of adverse market conditions in the financial services industry or in the U.S. equity market generally, the Company will invest more than 25% of the value of its total assets in issuers engaged in the financial services industry. The Company's investments may include long and short positions in equity securities, fixed-income securities, and various derivatives, including options on securities and stock index options.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four members of the Board of Managers and an "Adviser." CIBC Oppenheimer Advisers, L.L.C. (the "Adviser") serves as the investment adviser of the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser and KBW Asset Management Inc. ("KBWAM") is a non-managing member of the Adviser. Investment professionals employed by KBWAM will manage the Company's investment portfolio on behalf of the Adviser under the supervision of CIBC WM.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year effective at the end of the second fiscal quarter and again at the end of the year.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally acepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         a.  PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of the valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.  PORTFOLIO VALUATION (CONTINUED)

         On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         b.   CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At December 31, 2000, $7,183,275 in cash equivalents was held at PNC Bank.

         c.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the year ended December 31, 2000, CIBC WM earned no brokerage commissions from portfolio transactions executed on behalf of the Company. Keefe, Bruyette & Woods, Inc., an affiliated broker of KBWAM, earned $13,278 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         The Adviser will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory account with respect to the allocation period. During the year ended December 31, 2000, there was an Incentive Allocation to the Special Advisory Account in the amount of $798,296.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 2000, fees paid to the Board of Managers (including meeting fees and a pro-rata annual retainer) and expenses totaled $28,400.

         PFPC Trust Company, (the "Custodian") serves as Custodian of the Company's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company   and  in   that   capacity,   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2000, amounted to $15,657,017 and $17,320,795, respectively.

         At December 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2000, accumulated net unrealized appreciation on investments was $3,173,714, consisting of $3,647,168 gross unrealized appreciation and $473,454 gross unrealized depreciation.

         Due from broker primarily represents receivables and payables from unsettled security trades, proceeds from securities sold, not yet purchased and written options.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 2000, and for the year then ended, the Company had no margin borrowings.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:

                                CALL OPTIONS                PUT OPTIONS
                          -----------------------    -----------------------
                             NUMBER                     NUMBER
                          OF CONTRACTS     COST      OF CONTRACTS     COST
                          ------------    ------     ------------   --------

Beginning balance               --        $   --          --        $     --
Options purchased               22         3,816         123          17,207
Options closed                  --            --         (90)        (10,945)
Options expired                 --            --         (33)         (6,262)
                              ----        ------        ----        --------
Options outstanding at
     December 31, 2000          22        $3,816          --        $     --
                              ====        ======        ====        ========

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATION OF CREDIT RISK (CONTINUED)

         in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

         Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

         Transactions in written options were as follows:

                                              CALL OPTIONS                   PUT OPTIONS
                                      ----------------------------   ----------------------------
                                         NUMBER         AMOUNT          NUMBER           AMOUNT
                                      OF CONTRACTS    OF PREMIUMS    OF CONTRACTS     OF PREMIUMS
                                      ------------    -----------    ------------     -----------

         Beginning balance                  237       $   126,543          388         $ 127,493
         Options written                  5,233         1,694,415        1,416           372,488
         Options closed                  (4,059)       (1,247,585)      (1,411)         (427,123)
         Options expired                   (111)          (33,041)        (411)          (72,858)
         Options split                       75                --           18                --
                                        -------       -----------      -------         ---------
         Options outstanding at
              December 31, 2000           1,375       $   540,332           --         $      --
                                        =======       ===========      =======         =========


     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The Company maintains positions in a variety of financial instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                                   NET GAINS
                                                              FOR THE YEAR ENDED
                                                               DECEMBER 31, 2000
                                                               -----------------

           Equity securities                                       $4,716,490
           Securities sold, not yet purchased                          44,549
           Equity options                                               5,470
           Written options                                             10,773
                                                                   ----------
           Total                                                   $4,777,282
                                                                   ==========

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES (CONTINUED)

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:


                                                            AVERAGE MARKET VALUE
                                         MARKET VALUE AT     FOR THE YEAR ENDED
                                        DECEMBER 31, 2000     DECEMBER 31, 2000
                                        -----------------  --------------------
         ASSETS:
           Equity options                 $    24,750             $   6,229

         LIABILITIES:
           Written options                 (1,007,002)             (396,823)

         Average market values presented above are based upon month-end market values during the year ended December 31, 2000.

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                                         NOVEMBER 16, 1998
                                                                                         (COMMENCEMENT OF
                                                  YEAR ENDED           YEAR ENDED          OPERATIONS) TO
                                              DECEMBER 31, 2000      DECEMBER 31, 1999    DECEMBER 31, 1998
                                              -----------------      -----------------    -----------------
         Ratio of net investment loss
                to average net assets              (0.52%)               (1.73%)                (8.39%)*
         Ratio of operating expenses
                to average net assets               3.10%                 3.84%                 13.39% *
         Ratio of interest expense to
                average net assets                  N/A                   0.01%                  N/A
         Ratio of dividends on securities
                sold, not yet purchased
                to average net assets               0.01%                 0.01%                  N/A
         Portfolio turnover                       136.99%               201.05%                 10.75%
         Total return **                           34.82%                (5.58%)                (1.40%)
         Average debt ratio                         N/A                   N/A                    N/A

         *    Annualized.
         ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any. Total returns for a period of less than a full year are not annualized.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     9.  SUBSEQUENT EVENT

         Effective January 1, 2001, the Company received initial and additional capital contributions from Members of $2,780,000.

 WYNSTONE FUND, L.L.C.

 SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                                                                    DECEMBER 31, 2000
        SHARES                                                                                         MARKET VALUE
                      COMMON STOCK - 73.13%
                          COMMERCIAL BANKS - CENTRAL U.S. - 3.78%
                9,700       Amcore Financial, Inc.                                                      $    200,674
                1,950       Cullen/Frost Bankers, Inc.                                                        81,535
                5,600       Prosperity Bancshares, Inc                                                       110,600
                6,100       Southwest Bancorp., Inc.                                                         100,650
                5,610       Texas Regional Bancshares, Inc.                                                  182,325
                                                                                                        -------------
                                                                                                             675,784
                                                                                                        -------------

                          COMMERCIAL BANKS - EASTERN U.S. - 6.48%
               17,800       Banknorth Group, Inc.                                                            354,896
                8,209       M&T Bank Corp.                                                                   558,221
                6,400       Summit Bancorp.                                                      (a)         244,403
                                                                                                        -------------
                                                                                                           1,157,520
                                                                                                        -------------

                          COMMERCIAL BANKS - SOUTHERN U.S. - 0.41%
                2,965       National Commerce Bancorporation                                                  73,384
                                                                                                        -------------

                          COMMERCIAL BANKS - WESTERN U.S. - 4.54%
                9,300       BancWest Corp.                                                                   242,963
                4,300       City National Corp.                                                              166,896
                5,000       UCBH Holdings, Inc.                                                              233,125
                2,700       Zions Bancorporation                                                             168,583
                                                                                                        -------------
                                                                                                             811,567
                                                                                                        -------------

                          FINANCE - CREDIT CARD - 10.37%
               13,500       Capital One Financial Corp.                                                      888,475
                4,000       MBNA Corp.                                                                       147,752
               14,200       Providian Financial Corp.                                                        816,500
                                                                                                        -------------
                                                                                                           1,852,727
                                                                                                        -------------

                          FINANCE - INVESTMENT BANKER/BROKER - 4.33%
                4,300       J.P. Morgan & Co., Inc.                                                          711,650
                  900       Lehman Brothers Holdings, Inc.                                                    60,863
                                                                                                        -------------
                                                                                                             772,513
                                                                                                        -------------

The accompanying notes are an integral part of these financial statements.
                                      -13-


 WYNSTONE FUND, L.L.C.

 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                     DECEMBER 31, 2000
        SHARES                                                                                         MARKET VALUE
                      COMMON STOCK - (CONTINUED)
                          INVESTMENT MANAGEMENT/ADVISORY SERVICES - 2.02%
                2,800       Affiliated Managers Group, Inc. *                                           $    153,650
                7,100       Federated Investors, Inc.                                                        206,787
                                                                                                        -------------
                                                                                                             360,437
                                                                                                        -------------

                          LIFE/HEALTH INSURANCE - 3.49%
                1,300       Jefferson-Pilot Corp.                                                             97,175
               10,900       John Hancock Financial Services, Inc.                                            410,113
                2,600       Liberty Financial Companies, Inc.                                                115,864
                                                                                                        -------------
                                                                                                             623,152
                                                                                                        -------------

                          MULTI-LINE INSURANCE - 1.98%
                5,800       Partner Re Ltd.                                                                  353,800
                                                                                                        -------------

                          PROPERTY/CASUALTY INSURANCE - 0.92%
                6,600       Trenwick Group Ltd.                                                              163,766
                                                                                                        -------------

                          REINSURANCE - 0.63%
                3,500       Annuity and Life Re (Holdings), Ltd.                                             111,783
                                                                                                        -------------

                          S&L/THRIFTS - CENTRAL U.S. - 4.57%
               28,245       Charter One Financial, Inc.                                                      815,574
                                                                                                        -------------

                          S&L/THRIFTS - EASTERN U.S. - 7.27%
               23,500       American Financial Holdings, Inc.                                                484,688
                2,700       Astoria Financial Corp.                                                          146,645
               14,000       Dime Bancorp, Inc.                                                               413,882
                6,864       New York Community Bancorp, Inc.                                     (a)         252,252
                                                                                                        -------------
                                                                                                           1,297,467
                                                                                                        -------------
                          S&L/THRIFTS - WESTERN U.S. - 5.02%
                7,300       Golden State Bancorporation, Inc.                                                229,497
                3,600       Golden West Financal Corp.                                                       243,000
                8,000       Washington Mutual, Inc.                                                          424,504
                                                                                                        -------------
                                                                                                             897,001
                                                                                                        -------------

The accompanying notes are an integral part of these financial statements.
                                      -14-


 WYNSTONE FUND, L.L.C.

 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                     DECEMBER 31, 2000
        SHARES                                                                                         MARKET VALUE
                      COMMON STOCK - (CONTINUED)
                          SUPER - REGIONAL BANKS - U.S. - 17.32%
                8,700       Comerica, Inc.                                                       (a)    $    516,562
               14,550       Firstar Corp.                                                                    338,288
                7,700       Mellon Financial Corp.                                                           378,748
               13,100       National City Corp.                                                  (a)         376,625
                7,000       PNC Financial Services Group                                                     511,441
                8,400       SunTrust Banks, Inc.                                                 (a)         529,200
               11,200       U.S. Bancorporation                                                  (a)         326,906
                2,000       Wachovia Corp.                                                                   116,250
                                                                                                        -------------
                                                                                                           3,094,020
                                                                                                        -------------


                            TOTAL COMMON STOCK (COST $9,433,185)                                          13,060,495
                                                                                                        =============

      NUMBER OF
      CONTRACTS
                      CALL OPTIONS - 0.14%
                          MONEY CENTER BANKS - 0.14%
                   22       Chase Manhattan Corp., 01/20/01, $35.00                                           24,750
                                                                                                        -------------

                            TOTAL CALL OPTIONS (COST $13,816)                                                 24,750
                                                                                                        =============

                            TOTAL INVESTMENTS (COST $9,447,001) - 73.27%                                  13,085,245
                                                                                                        -------------

                            OTHER ASSETS, LESS LIABILITIES - 26.73%                                        4,773,877
                                                                                                        -------------

                            NET ASSETS - 100.00%                                                        $ 17,859,122
                                                                                                        =============


(a) Partially or wholly held in a pledged account by the Custodian as collateral for open written options.
*    Non-income producing security.

The accompanying notes are an integral part of these financial statements.

 WYNSTONE FUND, L.L.C.

 SECURITIES SOLD, NOT YET PURCHASED
--------------------------------------------------------------------------------

                                                                                                   DECEMBER 31, 2000
                                                                                                     MARKET VALUE
       SHARES
                      SECURITES SOLD, NOT YET PURCHASED - (0.53%)
                          COMMERCIAL BANKS - EASTERN U.S. - (0.53%)
                1,100       Investors Financial Services Corp.                                          $(94,600)
                                                                                                        ---------


                      TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $96,740)                       $(94,600)
                                                                                                        =========



The accompanying notes are an integral part of these financial statements.
                                      -16-

 WYNSTONE FUND, L.L.C.

 SCHEDULE OF WRITTEN OPTIONS
--------------------------------------------------------------------------------

                                                                                                     DECEMBER 31, 2000
      NUMBER OF                                                                                        MARKET VALUE
      CONTRACTS
                      WRITTEN CALL OPTIONS - (5.64%)
                          COMMERCIAL BANKS - SOUTHERN U.S. - (0.47%)
                  167       National Commerce Bancorporation, 01/20/01, $20.00                          $   (83,500)
                                                                                                        ------------

                          COMMERCIAL BANKS - WESTERN U.S. - (0.44%)
                   43       City National Corp., 02/17/01, $30.00                                           (39,775)
                   27       Zions Bancorporation, 04/21/01, $50.00                                          (37,800)
                                                                                                        ------------
                                                                                                            (77,575)
                                                                                                        ------------

                          FINANCE - CREDIT CARD - (1.27%)
                   67       Capital One Financial Corp., 06/16/01, $65.00                                   (67,838)
                   34       Capital One Financial Corp., 06/16/01, $70.00                                   (26,775)
                   17       Capital One Financial Corp., 06/16/01, $75.00                                   (10,200)
                   34       Providian Financial Corp., 03/17/01, $60.00                                     (21,250)
                   26       Providian Financial Corp., 06/16/01, $50.00                                     (38,025)
                   20       Providian Financial Corp., 06/16/01, $52.50                                     (26,250)
                   36       Providian Financial Corp., 06/16/01, $57.50                                     (36,900)
                                                                                                        ------------
                                                                                                           (227,238)
                                                                                                        ------------

                          FINANCE - INVESTMENT BANKER/BROKER - (0.06%)
                    9       Lehman Brothers Holdings, Inc., 01/20/01, $57.50                                (10,800)
                                                                                                        ------------

                          INVESTMENT MANAGEMENT/ADVISORY SERVICES - (0.20%)
                   66       Federated Investors, Inc., 04/21/01, $25.00                                     (34,650)
                    5       Federated Investors, Inc., 04/21/01, $30.00                                      (1,063)
                                                                                                        ------------
                                                                                                            (35,713)
                                                                                                        ------------

                          LIFE/HEALTH INSURANCE - (0.18%)
                   54       John Hancock Financial Services, Inc., 06/16/01, $35.00                         (31,725)
                                                                                                        ------------

                          MONEY CENTER BANKS - (0.07%)
                   22       Chase Manhattan Corp. 01/20/01, $40.00                                          (12,925)
                                                                                                        ------------

                          MULTI-LINE INSURANCE - (0.00%)
                    3       MetLife Inc., 01/20/01, $35.00                                                     (525)
                                                                                                        ------------


The accompanying notes are an integral part of these financial statements.
                                      -17-


 WYNSTONE FUND, L.L.C.

 SCHEDULE OF WRITTEN OPTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                                                                                     DECEMBER 31, 2000
      NUMBER OF                                                                                        MARKET VALUE
      CONTRACTS
                      WRITTEN CALL OPTIONS - (CONTINUED)
                          PROPERTY/CASUALTY INSURANCE - (0.11%)
                   18       The Progressive Corp., 05/19/01, $110.00                                    $   (20,250)
                                                                                                        ------------

                          S&L/THRIFTS-CENTRAL US - (0.15%)
                   36       Charter One Financial, Inc., 02/17/01, $25.00                                   (15,750)
                   36       Charter One Financial, Inc., 08/17/01, $30.00                                   (10,575)
                                                                                                        ------------
                                                                                                            (26,325)
                                                                                                        ------------

                          S&L/THRIFTS-WESTERN US - (0.14%)
                   49       Washington Mutual, Inc., 07/21/01, $55.00                                       (25,725)
                                                                                                        ------------

                          SUPER - REGIONAL BANKS - U.S. - (2.55%)
                   40       Comerica, Inc., 01/20/01, $55.00                                                (18,000)
                   72       Firstar Corp., 03/17/01, $20.00                                                 (29,700)
                   77       Mellon Financial Corp., 01/20/01, $45.00                                        (39,463)
                  131       National City Corp., 07/21/01, $25.00                                           (67,138)
                   30       PNC Financial Services Group, 01/20/01, $60.00                                  (40,500)
                   40       PNC Financial Services Group, 02/17/01, $60.00                                  (54,500)
                   84       SunTrust Banks, Inc., 01/20/01, $45.00                                         (157,500)
                   56       U.S. Bancorporation, 01/20/01, $25.00                                           (25,900)
                   56       U.S. Bancorporation, 01/20/01, $27.50                                           (14,000)
                   20       Wachovia Corp., 01/20/01, $55.00                                                 (8,000)
                                                                                                        ------------
                                                                                                           (454,701)
                                                                                                        ------------


                            TOTAL WRITTEN CALL OPTIONS (PREMIUMS $540,332)                              $(1,007,002)
                                                                                                        ============


The accompanying notes are an integral part of these financial statements.
                                      -18-